Investments in Equity-Accounted Investees, Associates and Joint Venture - Schedule of Refers to Investments in Associate and Joint Venture (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Meat Snack Partners do Brasil Ltda. [Member]
i. Joint venture:
Ownership Interest	50.00%
Total Assets	$ 70,827
Share capital	4,318
Equity	46,605
Net revenue	231,666
Net income	$ 17,252
JBS Foods Ontario, Inc [Member]
i. Joint venture:
Ownership Interest	100.00%
Total Assets	$ 28,281
Share capital	1
Equity	18,750
Net revenue	160,307
Net income	$ 1,375
Birla Societá Agricola Srl [Member]
i. Joint venture:
Ownership Interest	20.00%
Total Assets
Share capital	2,939
Equity	9,271
Net revenue
Net income	$ 214
Mantiqueira Alimentos S.A. [Member]
i. Joint venture:
Ownership Interest	48.50%
Total Assets	$ 416,814
Share capital	37,735
Equity	156,959
Net revenue	429,017
Net income	$ 14,418
Mantiqueira International B.V. [Member]
i. Joint venture:
Ownership Interest	48.50%
Total Assets	$ 96,242
Share capital	1
Equity
Net revenue
Net income	$ (2,409)